CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Oil and gas sales	$ 597,255	$ 401,222
Operating expenses
Lease operating costs	173,327	134,684
General and administrative	4,668,636	4,150,708
Stock based compensation	123,754	1,536,895
Depreciation, depletion, amortization and accretion	14,107	12,300
Total operating expenses	4,979,824	5,834,587
Loss from operations	(4,382,569)	(5,433,365)
Other income (expense)
Interest expense	(4,705,624)	(1,979,290)
Equity (deficit) in earnings of unconsolidated entity	(9,461,874)	(9,430,946)
Gain (loss) on derivative liability	(89,523,091)	(152,831,568)
Interest and other income	331,193	0
Total other income (expense)	(103,359,396)	(164,241,804)
Net loss before income taxes	(107,741,965)	(169,675,169)
Income tax benefit (expense)	0	0
Net loss attributable to Camber Energy, Inc.	(107,741,965)	(169,675,169)
Less preferred dividends	0	(84,156,455)
Net loss attributable to common stockholders	$ (107,741,965)	$ (253,831,624)
Income (loss) per weighted average number of common shares outstanding - basic and diluted	$ (11.16)	$ (102.29)
Weighted average number of common shares outstanding
basic and diluted	$ 9,650,178	$ 2,481,545